Critical accounting judgments and key sources used for estimating uncertaint (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Estimated Useful Life for Property Plant and Equipment and Other Intangible Assets

The following is the estimated useful life for each component of Property, plant and equipment and other intangible assets:

Useful life
Quarries	100 years
Quarries – Cost of surface excavations	Units of production
Plants and buildings	25 to 50 years
Machinery, equipment and spare parts	10 to 35 years
Furniture and fixtures	10 years
Tools and devices	5 years
Software	5 years
Transport and load vehicles	5 years